Risk Management and Financial Instruments - Schedule of Assets and Liabilities Exposed to Floating Interest Rates (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	$ 18,018	$ (289,012)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,708,725)	(1,356,119)
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(272,838)	(266,594)
Liabilities exposure to the Euribor rate:
Liabilities exposure to the Euribor rate	(53,015)	(55,348)
CRA - Agribusiness Credit Receivable Certificates [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	(55,076)	(54,231)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(2,326,633)	(2,165,193)
Credit note - export [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	(251)	(410)
Rural - Credit note - Prefixed [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	(124,547)	(114,282)
Related party transactions [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	(117,865)	(105,892)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(26,957)	(43,875)
CDB-DI (Bank certificates of deposit) [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	809,856	727,695
CME Margin investments [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	70,466	105,760
Treasury bills [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	92,114	75,286
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	61,901	47,920
Subtotal [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	674,697	633,926
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(2,291,689)	(2,161,148)
Derivatives (CDI) [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	13,487
Derivatives (Swap) [Member]
Net exposure to the CDI/FED rate:
Net exposure to the CDI/FED rate	(670,166)	(922,938)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	582,964	805,029
Export credit note [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(258,006)	(254,903)
Working Capital - USD [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(14,832)	(11,691)
Working Capital - EUR [Member]
Liabilities exposure to the Euribor rate:
Liabilities exposure to the Euribor rate	$ (53,015)	$ (55,348)